Steven I. Koszalka Secretary American Funds Short-Term Tax-Exempt Bond Fund 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447 Tel siik@capgroup.com

March 21, 2017

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Short-Term Tax-Exempt Bond Fund

File Nos. 033- 26431 and 811- 05750

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on March 16, 2017 of Registrant’s Post-Effective Amendment No. 52 under the Securities Act of 1933 and Amendment No. 54 under the Investment Company Act of 1940.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka